NOTE 25: COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Note 22 Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

Commitments

A summary of undiscounted liabilities and future operating commitments at December 31, 2019, are as follows:

	Total	Within 1 year	2 - 5 years	Greater than 5 years
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	$1,874,990	$1,874,990	$—	$—
Notes payable	969,891	969,891	—	—
Convertible debentures payable	427,320	427,320	—	—
Lease liability	734,896	219,800	515,096	—
Secured loan payable	761,711	761,711	—	—
Total financial liabilities	$4,768,808	$4,253,712	$515,096	$—

Contingencies

Various tax and legal matters are outstanding from time to time. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of these changes in the consolidated financial statements in the period such changes occur.